NAME OF REGISTRANT:
TEMPLETON GLOBAL INCOME FUND
File No. 811-05459

EXHIBIT ITEM: Termination of Legal Proceedings (Item
B.11.b)

Shortly after the Fund's 2022 Annual Meeting, the Fund and a Fund shareholder filed a complaint and temporary restraining order request in the United States District Court in the Southern District of New York (the "District Court"), seeking to prevent certification of the results of the 2022 Annual Meeting. On January 31, 2023, the District Court denied the Fund's requests, enabling the vote certification to proceed.

Case or Docket Information:
Case 1:22-cv-04915-AT
United States District Court - Southern District of New York Charles B. Johnson, as Trustee of the Johnson Family Trust, and Templeton Global Income Fund, Plaintiffs v. Saba
Capital Management, L.P., Saba Capital Management GP,
LLC, Saba Capital Master Fund, Ltd., Boaz R. Weinstein, Karen Caldwell, Ketu Desai, Mark Hammitt, and Anatoly
Nakum, Defendants, and First Coast Results, Inc., Nominal
Defendant.